Note 5 - Income Taxes - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss before income taxes		$ 57,474	$ 96,388	$ 12,545
Expected income tax benefit		12,069	33,736	4,391
Tax rate differential		(2,121)	5,796	581
Non-deductible expenses		(880)	(25,299)	(152)
Deemed disposal gain*	[1]		(10,506)
Impact of U.S. statutory tax rate change			(2,943)
Non-taxable income		75	227
Others		(143)	74	(63)
Change in valuation allowance		(9,000)	(1,085)	(4,757)
Total income tax benefit

[1]	Arose from intragroup transfer of certain intellectual property rights.